Disclosures About the Temporary Exemption From IFRS 9 - Summary of Fair Value of Financial Assets Under IFRS 9 and Fair Value Changes (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Fair value of the financial assets	[1]	¥ 2,618,108	¥ 2,169,297
Changes in fair value of financial assets	[1]	102,827	38,101
Held for trading financial assets [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Fair value of the financial assets	[1]	141,608	138,717
Changes in fair value of financial assets	[1]	19,057	(16,932)
Financial assets that are managed and whose performance are evaluated on a fair value basis [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Fair value of the financial assets	[1]	0
Changes in fair value of financial assets	[1]	0
Other financial assets - Financial assets with contractual terms that give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Fair value of the financial assets	[1]	1,615,856	1,502,203
Changes in fair value of financial assets	[1]	6,029	95,480
Other financial assets - Financial assets with contractual terms that do not give rise on SPPI [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Fair value of the financial assets	[1]	860,644	528,377
Changes in fair value of financial assets	[1]	¥ 77,741	¥ (40,447)

[1]	Only including securities at fair value through profit or loss, loans (excluding policy loans), available-for-sale securities and held-to-maturity securities.